Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Funds (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 191	$ 98	$ 94
Restricted funds	18	21	17
Restricted funds included in other long-term assets	19		24
Cash, cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$ 228	$ 139	$ 135	$ 140